CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Consolidated Balance Sheet (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Jan. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Due to Libertas	$ 3,311,000			$ 11,624,000
Derivative liabilities	395,619				$ 4,229,478				$ 0
Total current liabilities	32,218,656				34,578,245				21,112,318
Total liabilities	33,839,038				36,543,049				22,639,037
Common stock, $0.0001 par value, 100,000,000 shares authorized as of December 31, 2024 and 2023, respectively, 29,093,289 and 13,338,250 issued and outstanding as of December 31, 2024 and 2023, respectively	9,460				2,910				1,334
Additional paid-in capital	43,454,545				20,152,919				13,288,174
Accumulated deficit	(57,134,144)				(45,426,099)				(22,860,351)
Stockholders' deficit	(13,633,055)				(25,104,263)				(9,456,219)
Total stockholders' deficit	$ (11,752,616)	$ (11,581,232)	$ (25,963,808)		$ (23,786,507)	$ (18,610,517)	$ (14,207,298)	$ (12,075,378)	(9,482,564)	$ (381,730)
Previously reported
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Accrued expenses, related party						4,631,000
Debt						15,966,000
Total current liabilities						38,649,000
Total liabilities						40,775,000
Common stock, $0.0001 par value, 100,000,000 shares authorized as of December 31, 2024 and 2023, respectively, 29,093,289 and 13,338,250 issued and outstanding as of December 31, 2024 and 2023, respectively						2,000
Additional paid-in capital						11,425,000
Accumulated deficit						(39,910,000)
Stockholders' deficit						(28,340,000)
Total stockholders' deficit						(27,029,000)			$ (21,464,848)	$ (12,364,014)
Previously reported | Related party
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Due to Libertas						686,000
Previously reported | Non-related party
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Due to Libertas						1,057,000
Adjustment
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Accrued expenses, related party						(1,707,000)
Debt						(8,892,000)
Derivative liabilities						3,925,000
Total current liabilities						(8,417,000)
Total liabilities						(8,417,000)
Common stock, $0.0001 par value, 100,000,000 shares authorized as of December 31, 2024 and 2023, respectively, 29,093,289 and 13,338,250 issued and outstanding as of December 31, 2024 and 2023, respectively						1,000
Additional paid-in capital						6,103,000
Accumulated deficit						2,314,000
Stockholders' deficit						8,418,000
Total stockholders' deficit						8,418,000
Adjustment | Related party
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Due to Libertas						(686,000)
Adjustment | Non-related party
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Due to Libertas						(1,057,000)
As Restated
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Accrued expenses, related party						2,924,000
Debt						7,074,000
Derivative liabilities						3,925,000
Total current liabilities						30,232,000
Total liabilities						32,358,000
Common stock, $0.0001 par value, 100,000,000 shares authorized as of December 31, 2024 and 2023, respectively, 29,093,289 and 13,338,250 issued and outstanding as of December 31, 2024 and 2023, respectively						3,000
Additional paid-in capital						17,528,000
Accumulated deficit						(37,596,000)
Stockholders' deficit						(19,922,000)
Total stockholders' deficit						$ (18,611,000)